BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

August 25, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MONY Life Insurance Company
MONY Variable Account A
The MONYMaster
Filing Pursuant to Rule 497(j) for
File No. 033-37722; 811-06218

Commissioners:

On behalf of MONY Life Insurance Company and the MONY Variable Account A, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus, as supplemented, and Statement of Additional Information being used in connection with the offering of the “The MONYMaster”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus, as supplemented, and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for MONY Variable Account A as filed electronically with the Commission on August 23, 2023.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage